Loss on sale of vessel - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Lessee, Lease, Description [Line Items]
Loss on vessels sold		$ 6,917	$ 6,917
Ardmore Sealancer [Member]
Lessee, Lease, Description [Line Items]
Loss on vessels sold		$ 728
Ardmore Sealeader & Ardmore Sealifter
Lessee, Lease, Description [Line Items]
Vessel sales price	$ 40,700
Loss on vessels sold	$ 6,900